Note 17 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Foreign currency translation adjustments	Unrealized gain on available-for-sale securities	Total
	$	$	$

December 31, 2019	140	-	140
Current period other comprehensive loss	(437)	-	(437)
December 31, 2020	(297)	-	(297)
Current period other comprehensive (loss) income	(231)	5	(226)
December 31, 2021	(528)	5	(523)